Accrued Expenses and Other Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Other Liabilities [Line Items]
Bills payable	₨ 166,670.9	$ 2,570.1	₨ 73,785.0
Remittances in transit	73,262.4	1,129.7	25,641.8
Accrued expenses	33,715.2	519.9	27,224.7
Accounts payable	47,871.4	738.2	36,181.4
Derivatives	145,060.5	2,236.9	78,582.4
Others	43,502.2	670.8	43,532.3
Total	₨ 510,082.6	$ 7,865.6	₨ 284,947.6